Commitments - Additional Information (Detail) $ in Millions		1 Months Ended	12 Months Ended
	Jan. 01, 2022	Feb. 28, 2021 renewal_term	Dec. 31, 2023	Dec. 31, 2021 CAD ($)
Management Oversight [Member] | Subsequent Event [Member]
Commitments [Line Items]
Agreement term (in years)	1 year
Information Technology Services [Member]
Commitments [Line Items]
Agreement term (in years)		3 years		3 years
Number of renewal terms | renewal_term		2
Agreement renewal term (in years)		1 year
Commitment amount | $				$ 143
Pay Operations Services [Member] | Forecast [Member]
Commitments [Line Items]
Agreement term (in years)			5 years
Other Services [Member]
Commitments [Line Items]
Agreement renewal term (in years)				3 years